Offsets - Offset: 1	Apr. 16, 2025 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VanEck Merk Gold ETF
File Number	333-180868
Initial Filing Date	Apr. 20, 2012
Fee Offset Claimed | $	$ 5,706.15
Unsold Securities Associated with Fee Offset Claimed | shares	3,811,803
Termination / Withdrawal Statement	Registration Statement (Form S-3/A) No. 333-274643 filed on November 22, 2023 registered an indeterminate number of the securities as may from time to time be sold at indeterminate prices. In accordance with Rules 456(d) and 457(u), the registrant deferred payment of all of the registration fee and will pay the registration fee subsequently on an net annual basis, except $5,706.15 of unutilized fees relating to 3,811,803 shares of unsold securities that were previously registered under the automatically effective Registration Statement on Form S-3ASR (File No. 333-271895) filed on May 12, 2023 (the "Prior Registration Statement") that have not yet been issued and sold; such unutilized fees track back to amounts carried forward since the registrant's initial registration filing on Form S-1 (No 333-180868). The registrant has terminated or completed any offering that included the unsold securities associated with the claimed offset under the Prior Registration Statement and any prior registration statements referenced thereby. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement, and the Prior Registration Statement and the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement.